Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$127,815,935.85	0.4614294	$108,680,849.41	0.3923496	$19,135,086.43
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$333,815,935.85	0.3338159	$314,680,849.41	0.3146808	$19,135,086.43

Weighted Avg. Coupon (WAC)	4.55%		4.56%
Weighted Avg. Remaining Maturity (WARM)	35.18		34.32
Pool Receivables Balance	$369,175,975.84		$349,174,767.10
Remaining Number of Receivables	36,578		35,659

Adjusted Pool Balance	$354,018,295.25		$334,883,208.82

III. COLLECTIONS

Principal:
Principal Collections	$19,526,175.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$384,907.14
Total Principal Collections	$19,911,082.19

Interest:
Interest Collections	$1,437,687.28
Late Fees & Other Charges	$34,641.30
Interest on Repurchase Principal	$-
Total Interest Collections	$1,472,328.58

Collection Account Interest	$661.86
Reserve Account Interest	$163.98
Servicer Advances	$-

Total Collections	$21,384,236.61

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$21,384,236.61
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$26,434,826.46
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$307,646.65		$307,646.65	$307,646.65
Collection Account Interest					$661.86
Late Fees & Other Charges					$34,641.30
Total due to Servicer					$342,949.81

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$110,773.81		$110,773.81
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$262,092.56		$262,092.56	$262,092.56

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$20,554,713.32

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$19,135,086.43

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,135,086.43
Class A-4 Notes				$-
Class A Notes Total:		$19,135,086.43		$19,135,086.43
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$19,135,086.43		$19,135,086.43

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,419,626.89

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,157,680.59
Beginning Period Amount	$15,157,680.59
Current Period Amortization	$866,122.31
Ending Period Required Amount	$14,291,558.28
Ending Period Amount	$14,291,558.28
Next Distribution Date Amount	$13,455,387.06

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.71%	6.03%	6.03%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.35%	35,070	97.90%	$341,845,260.87
30 - 60 Days	1.33%	473	1.67%	$5,827,354.92
61 - 90 Days	0.28%	99	0.37%	$1,297,622.38
91 + Days	0.05%	17	0.06%	$204,528.93
		35,659		$349,174,767.10
Total
Delinquent Receivables 61 + days past due	0.33%	116	0.43%	$1,502,151.31
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	128	0.45%	$1,677,905.10
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	122	0.41%	$1,602,620.81
Three-Month Average Delinquency Ratio	0.33%		0.43%

Repossession in Current Period		37		$505,059.05
Repossession Inventory		56		$350,802.95

Charge-Offs
Gross Principal of Charge-Off for Current Period				$475,033.69
Recoveries				$(384,907.14)
Net Charge-offs for Current Period				$90,126.55

Beginning Pool Balance for Current Period				$369,175,975.84

Net Loss Ratio				0.29%
Net Loss Ratio for 1st Preceding Collection Period				0.70%
Net Loss Ratio for 2nd Preceding Collection Period				0.35%
Three-Month Average Net Loss Ratio for Current Period				0.45%

Cumulative Net Losses for All Periods				$6,467,229.35
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$1,416,230.84
Number of Extensions				106

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